Convertible Preference Shares of Subsidiary (Details) - Transactions along with the issuance of Series C CPS (USD $)	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] 07/18/2008 [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] 07/18/2008 [Member]	Jun. 30, 2014 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] 11/27/2008 [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] 11/27/2008 [Member]	Jun. 30, 2014 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] 06/08/2009 [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] 06/08/2009 [Member]	Jun. 30, 2014 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] 03/09/2010 [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] 03/09/2010 [Member]	Jun. 30, 2014 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] 09/23/2009 [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] 09/23/2009 [Member]	Jun. 30, 2014 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] 05/13/2010 [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] 05/13/2010 [Member]	Jun. 30, 2014 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] 09/18/2009 [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] 09/18/2009 [Member]	Jun. 30, 2014 Convertible Preferred Stock [Member] Series C Preferred Stock [Member] 03/10/2011 [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Series C Preferred Stock [Member] 03/10/2011 [Member]	Mar. 10, 2011 Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Jun. 30, 2014 Subtotal [Member]	Dec. 31, 2013 Subtotal [Member]	Jun. 30, 2014 Convertible Preferred Stock [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of CPS (in Shares)	444,444	444,444	444,444	444,444	111,111	111,111	111,111	111,111	222,222	222,222	222,222	222,222	188,057	188,057	3,233,734	3,233,734		1,743,611	1,743,611	4,977,345	4,977,345
Initial Investor	MTDC	MTDC	MTDC	MTDC	EEV	EEV	EEV	EEV	PMSB	PMSB	PMSB	PMSB	KMP	KMP	MTDC	MTDC
Gross Proceeds	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 500,000	$ 500,000	$ 500,000	$ 500,000	$ 423,128	$ 423,128	$ 5,000,000	$ 5,000,000		$ 3,923,128	$ 3,923,128	$ 8,923,128	$ 8,923,128
Issuance (Costs)	(30,000)	(30,000)	(30,000)	(30,000)	(19,393)	(19,393)	(8,929)	(8,929)	(7,500)	(7,500)	(5,000)	(5,000)	(11,319)	(11,319)	(6,272)	(6,272)	(6,272)	(112,141)	(112,141)	(118,413)	(118,413)
Exchange Gain (loss)					(18,029)	(18,029)	(3,005)	(3,005)							58,575	58,575		(21,034)	(21,034)	37,541	37,541
Net Cash Proceeds	$ 970,000	$ 970,000	$ 970,000	$ 970,000	$ 212,578	$ 212,578	$ 238,066	$ 238,066	$ 492,500	$ 492,500	$ 495,000	$ 495,000	$ 411,809	$ 411,809	$ 5,052,303	$ 5,052,303		$ 3,789,953	$ 3,789,953	$ 8,842,256	$ 8,842,256
Date if Exchanged					08/17/2010	08/17/2010	08/17/2010	08/17/2010	10/11/2013	10/11/2013	10/11/2013	10/11/2013	09/29/2010	09/29/2010
CPS Outstanding (in Shares)	444,444	444,444	444,444	444,444											3,233,734	3,233,734		888,888	888,888	4,122,622	4,122,622